Long-Term Debt - Schedule of Principal Repayments of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 0
2017	0
2018	475,000
2019	4,595,000
2020	2,200,000
2021 and thereafter	7,425,000
Total principal repayments	14,695,000
Unamortized discounts, premium and prepaid issuance costs	(83,621)
Total Intelsat S.A. long-term debt	$ 14,611,379	$ 14,668,221